Income Taxes - Schedule of Income Tax Expense Differences (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
(Loss) income before income taxes
Domestic	$ 30,594	$ (14,139)	$ 43,098
Foreign	(9,530)	(49,334)	(5,138)
Income (loss) before income taxes	21,064	(63,473)	37,960
Combined tax rate	25.00%	25.00%	26.13%
Expected income tax expense (recovery)	5,266	(15,868)	9,919
Adjustments
Non-deductible, non-taxable items	1,768	2,138	3,880
Impairment of goodwill		8,543
Variation in foreign tax rates	1,000	275	1,232
Deferred income tax rate differences		305	391
Change in valuation allowance	(2,807)	1,296	(1,119)
Other	469	(24)	1,913
Income tax expense (recovery)	520	(8,978)	6,916
Current Year [Member]
Adjustments
Investment tax credits	(3,798)	(5,471)	(5,542)
Prior Years [Member]
Adjustments
Investment tax credits	$ (1,378)	$ (172)	$ (3,758)